Note 4 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Life	December 31,
	(in years)	2014	2013
Medical equipment	5	$367	$277
Computer equipment	3	39	32
Furniture and fixtures	7	13	13
		419	322
Less: Accumulated depreciation and amortization		(232)	(194)
Property and equipment, net		$187	$128